COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2024
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
In June 2024, the Company attended an introductory hearing before the Enterprise Court in Antwerp, Belgium, in response to a summons received from certain funds managed by FourWorld Capital Management LLC (“FourWorld”) in connection with their claims pertaining to the integrated solution for the strategic and structural deadlock within Euronav announced on October 9, 2023, and Euronav’s acquisition of CMB.TECH NV. FourWorld claims that the transactions should be rescinded and in addition has requested the court to order Compagnie Maritime Belge NV and Frontline to pay damages in an amount to be determined in the course of the proceedings. A procedural calendar has been agreed and the case is scheduled for oral court pleadings in May 2026, after which a judgment will be rendered. The Company finds the claims to be without merit and intends to vigorously defend against them.